Trading account gains and losses	12 Months Ended
Mar. 31, 2020
Trading Account Gains And Losses [Abstract]
Trading account gains and losses
26. Trading account gains and losses
The MHFG Group performs trading activities through market making, sales, and arbitrage. Accordingly, Trading account gains (losses)—net include gains and losses from transactions undertaken for trading purposes, including both market making for customers and proprietary trading, or transactions through which the Group seeks to capture gains arising from short-term changes in market value. Trading account gains (losses)—net also include gains and losses related to changes in the fair value of derivatives and other financial instruments not eligible for hedge accounting under U.S. GAAP that are utilized to offset mainly interest rate risk related to the Group’s various assets and liabilities, as well as gains and losses related to changes in the fair value of foreign currency-denominated debt securities reported as Trading securities. Net trading gains (losses) for the fiscal years ended March 31, 2018, 2019 and 2020 are comprised of the following:

	2018	2019	2020
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	333,749	158,162	267,514
Derivative contracts:
Interest rate contracts	(63,260)	127,242	388,289
Foreign exchange contracts (1)	61,046	6,748	(111,920)
Equity-related contracts (2)	(98,807)	37,875	217,744
Credit-related contracts (3)	(2,076)	269	5,208
Other contracts	6,330	(1,455)	(21,143)

Total	236,982	328,841	745,692
Foreign exchange gains (losses)—net (4)	91,793	93,577	44,345

Net trading gains (losses)	328,775	422,418	790,037

Notes:
(1)	Amounts include gains and losses on currency swaps.

(2)	The net gains (losses) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.

(3)	Amounts do not include the net gains (losses) of ¥(754) million, ¥(736) million and ¥2,838 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2018, 2019 and 2020, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).

(4)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.